Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ 15,144	$ (7,004)	$ (2,586)
Reclassification adjustment for losses on securities available for sale included in net income, tax effects	$ 3	$ 30	$ 1,671